Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Cash flows from (used in) operating activities
Net income	$ 2,824	$ 1,581
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses	1,001	690
Depreciation	314	289
Amortization of other intangibles	185	142
Net securities loss/(gain)	(6)	1
Deferred taxes	(67)	(58)
Changes in operating assets and liabilities
Interest receivable and payable	(164)	(28)
Securities sold under repurchase agreements	7,275	12,509
Securities purchased under reverse repurchase agreements	5,254	(10,198)
Securities sold short	(1,786)	1,206
Trading loans, securities, and other	(9,430)	(10,351)
Loans net of securitization and sales	(9,413)	(6,263)
Deposits	(17,282)	(8,255)
Derivatives	9,241	5,564
Non-trading financial assets at fair value through profit or loss	355	839
Financial assets and liabilities designated at fair value through profit or loss	(12,170)	22,887
Securitization liabilities	1,769	(931)
Current taxes	1,568	1,662
Brokers, dealers, and clients amounts receivable and payable	1,214	8,920
Other, including unrealized foreign currency translation loss/(gain)	1,447	2,921
Net cash from (used in) operating activities	(20,112)	5,058
Cash flows from (used in) financing activities
Redemption or repurchase of subordinated notes and debentures	(24)	53
Common shares issued, net	37	24
Repurchase of common shares	(1,723)	0
Sale of treasury shares and other equity instruments	3,251	1,946
Purchase of treasury shares and other equity instruments	(3,194)	(1,957)
Dividends paid on shares and distributions paid on other equity instruments	(1,744)	(1,124)
Repayment of lease liabilities	(167)	(156)
Net cash from (used in) financing activities	(3,564)	(1,214)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	21,136	(7,024)
Activities in financial assets at fair value through other comprehensive income
Purchases	(7,301)	(7,585)
Proceeds from maturities	3,308	5,473
Proceeds from sales	738	595
Activities in debt securities at amortized cost
Purchases	(3,238)	(10,407)
Proceeds from maturities	8,707	14,041
Proceeds from sales	498	9
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(471)	(403)
Net cash acquired from (paid for) divestitures and acquisitions	70	0
Net cash from (used in) investing activities	23,447	(5,301)
Effect of exchange rate changes on cash and due from banks	(159)	(111)
Net increase (decrease) in cash and due from banks	(388)	(1,568)
Cash and due from banks at beginning of year	6,721	8,556
Cash and due from banks at end of year	6,333	6,988
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the year	582	490
Amount of interest paid during the year	15,178	9,613
Amount of interest received during the year	22,282	16,862
Amount of dividends received during the year	676	529
Schwab [member]
Adjustments to determine net cash flows from (used in) operating activities
Share of net income from investment in Schwab	$ (141)	$ (285)